UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5295

DREYFUS CASH MANAGEMENT PLUS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Cash Management Plus, Inc.
Statement of Investments
October 31, 2004 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 29.9%	Amount ($)	Value ($)

Banco Bilbao Vizcaya Argentaria S.A. (London)
2.10%, 3/21/2005	100,000,000	99,986,526
BNP Paribas (London)
1.88%, 12/24/2004	15,000,000	15,000,000
Banco Bilbao Vizcaya Argentaria S.A. (Yankee)
2.03%, 3/10/2005	100,000,000	100,000,887
Barclays Bank PLC (London)
2.02%, 3/10/2005	200,000,000	200,000,000
Calyon (Yankee)
1.82%, 4/19/2005	200,000,000 a	199,986,110
First Tennessee Bank N.A.
2.15%, 4/6/2005	100,000,000	100,000,000
HBOS PLC (London)
1.61%, 11/12/2004	287,000,000	287,000,000
HBOS Treasury Service PLC (Yankee)
1.88%, 12/29/2004	200,000,000	200,000,000
ING Bank N.V. (London)
1.65%, 11/16/2004	200,000,000	200,000,000
Landesbank Hessen-Thuringen Girozentrale (Yankee)
1.47%, 5/6/2005	300,000,000	299,977,117
Natexis Banques Populaires (Yankee)
2.16%, 4/12/2005	100,000,000	100,000,000
Northern Rock PLC (London)
2.02%, 3/10/2005 - 3/11/2005	200,000,000	200,000,000
Swedbank
1.82%, 2/3/2005	200,000,000 a	199,992,264
Unicredito Italiano SPA (London)
1.88%, 12/24/2004	350,000,000	350,002,564
Unicredito Italiano SPA (Yankee)
1.59%, 11/10/2004	130,000,000	130,000,000
Wachovia Bank N.A.
1.80%, 2/7/2005	200,000,000 a	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $2,881,945,468)		2,881,945,468

Commercial Paper - 19.5%

Amstel Funding
1.88% - 2.11%, 12/21/2004 - 3/29/2005	400,000,000 b	397,162,611
Atlantis One Funding Corp.
1.93%, 2/16/2005 - 2/17/2005	89,181,000	88,670,763
Bank Of America Corp
1.59%, 11/9/2004	425,000,000	424,850,306
Deutsche Financial LLC Inc.
1.84%, 11/1/2004	300,000,000	300,000,000
K2 Corp.
1.94%, 2/23/2005	70,000,000 b	69,574,400
K2 USA LLC
2.10%, 3/29/2005	108,900,000 b	107,968,784
Lexington Parker Capital Co. LLC
1.66%, 11/8/2004	50,000,000 b	49,983,958
Mane Funding Corp.
1.93%, 2/22/2005	46,225,000 b	45,947,868
Scaldis Capital LLC
2.10%, 3/22/2005	101,867,000 b	101,037,124
UBS Finance (DE) LLC
1.84%, 11/1/2004	300,000,000	300,000,000
Total Commercial Paper
(cost $1,885,195,814)		1,885,195,814

Corporate Notes - 7.3%

Bear Stearns Cos. Inc.
1.81%, 1/20/2005	100,000,000 a	100,000,000
Merrill Lynch & Co. Inc.
1.82%, 2/23/2005	500,000,000 a	500,000,000
Westdeutsche Landesbank Girozentrale
1.83%, 1/14/2005	110,000,000 a	109,996,642
Total Corporate Notes
(cost $709,996,642)		709,996,642

Promissory Notes - 8.0%

Goldman Sachs Group Inc.
1.36% - 1.63%, 11/24/2004 - 4/15/2005
(cost $770,000,000)	770,000,000 c	770,000,000

Short Term Bank Notes - 2.1%

Bank Of America N.A.
1.80%, 3/15/2005
(cost $200,000,000)	200,000,000 a	200,000,000

U.S. Government Agencies - 24.0%

Federal Home Loan Banks, Discount Notes
1.81%, 7/15/2005	300,000,000	299,925,961
Federal Home Loan Banks, Floating Rate Notes
1.42% - 1.47%, 3/11/2005 - 5/9/2005	725,000,000 a	725,000,000
Federal National Mortgage Association, Floating Rate Notes
1.35% - 1.57%, 2/11/2005 - 5/13/2005	1,286,500,000 a	1,286,492,075
Total U.S. Government Agencies
(cost $2,311,418,036)		2,311,418,036

Time Deposits - 9.3%

Nordea Bank Finland PLC (Grand Cayman)
1.84%, 11/1/2004	300,000,000	300,000,000
PNC Bank N.A. (Grand Cayman)
1.84%, 11/1/2004	400,000,000	400,000,000
South Trust Bank (Grand Cayman)
1.78%, 11/1/2004	100,000,000	100,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.70%, 11/1/2004	96,000,000	96,000,000
Total Time Deposits
(cost $896,000,000)		896,000,000

Total Investments (cost $9,654,555,960)	100.1%	9,654,555,960
Liabilities, Less Cash and Receivables	(0.1%)	(10,015,667)
Net Assets	100.0%	9,644,540,293

a Variable interest rate - subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, these securities amounted to $771,674,745 representing 8.0% of net assets. These securities have been determined to be liquid by the Fund's Board.
c These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale.
These securities were acquired between 10/29/2003 and 4/15/2004 at a cost of $770,000,000. At October 31,2004 the aggregate value of these securities was $770,000,000 representing approximately 8.0% of net assets and is valued at amortized cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CASH MANAGEMENT PLUS, INC.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 15, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 15, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)